YieldMax Short NVDA Option Income Strategy ETF
Schedule of Investments
July 31, 2026 (Unaudited)
PURCHASED OPTIONS - 5.0%(a)(b)(c)(d)	Notional Amount	Contracts	Value
Call Options - 0.1%
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $310.00	$8,130,375	405	$7,088

Put Options - 4.9%
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $180.00	8,130,375	405	11,137
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $195.02	8,130,375	405	377,772
			388,909

TOTAL PURCHASED OPTIONS (Cost $481,213)			395,997

SHORT-TERM INVESTMENTS - 102.2%
Money Market Funds - 0.3%		Shares	Value
First American Government Obligations Fund - Class X, 3.58%(e)		25,747	25,747

U.S. Treasury Bills - 101.9%		Principal Amount	Value
U.S. Treasury Bill, 8/6/2026, 1.82%(f)(g)		$998,000	997,701
U.S. Treasury Bill, 9/3/2026, 3.35%(f)(g)		1,405,000	1,400,632
U.S. Treasury Bill, 10/15/2026, 3.60%(f)(g)		3,305,000	3,280,388
U.S. Treasury Bill, 12/10/2026, 3.77%(f)		1,000,000	986,536
U.S. Treasury Bill, 2/18/2027, 3.83%(f)		1,373,000	1,344,497
			8,009,754

TOTAL SHORT-TERM INVESTMENTS (Cost $8,034,730)			8,035,501

TOTAL INVESTMENTS - 107.2% (Cost $8,515,943)			$8,431,498
Liabilities in Excess of Other Assets - (7.2)%			(566,743)
TOTAL NET ASSETS - 100.0%			$7,864,755

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(d)	Non-income producing security.
(e)	The rate shown represents the 7-day annualized effective yield as of July 31, 2026.
(f)	The rate shown is the annualized effective yield as of July 31, 2026.
(g)	All or a portion of this security has been pledged as collateral for written options contracts. The fair value of securities committed as collateral as of July 31, 2026 is $3,920,057.

YieldMax Short NVDA Option Income Strategy ETF
Schedule of Written Options Contracts
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (8.6)%(a)(b)	Notional Amount	Contracts	Value
Call Options - (8.2)%
NVIDIA Corp., Expiration: 9/18/2026; Exercise Price: $195.02	$(8,130,375)	(405)	$(647,619)

Put Options - (0.4)%
NVIDIA Corp., Expiration: 8/7/2026; Exercise Price: $187.50	(8,130,375)	(405)	(28,148)

TOTAL WRITTEN OPTIONS (Premiums received $1,026,749)			$(675,767)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.